ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2014
Business acquisitions
Schedule of assets acquired and liabilities assumed

MILLIONS	2014	2013	2012
Net tangible assets acquired (liabilities assumed) including impact of joint venture consolidation activity	$9.5	$(2.8)	$(1.0)
Identifiable intangible assets
Customer relationships	32.0	58.8	8.4
Patents	—	1.4	2.8
Trademarks	3.4	—	0.5
Other technology	4.5	1.0	0.3
Total intangible assets	39.9	61.2	12.0
Goodwill	32.9	41.7	23.3
Total aggregate purchase price	82.3	100.1	34.3
Acquisition related liabilities and contingent consideration	12.3	11.3	(2.6)
Liability for indemnification, net	8.7	2.4	16.0
Net cash paid for acquisitions, including contingent consideration	$103.3	$113.8	$47.7

Champion
Business acquisitions
Schedule of final consideration transferred to acquire all of the acquired entity's stock

MILLIONS, EXCEPT PER SHARE
Cash consideration	$1,511.7
Stock consideration
Ecolab shares issued at closing	6.6
Ecolab’s closing stock price on April 10, 2013	$82.31
Total value of stock consideration	$543.0
Total fair value of cash and stock consideration	$2,054.7

Schedule of assets acquired and liabilities assumed

			FINAL
	ALLOCATION	PURCHASE	ALLOCATION
	AT DECEMBER 31,	PRICE	AT MARCH 31,
MILLIONS	2013	ADJUSTMENTS	2014
Current assets	$592.3	$(4.5)	$587.8
Property, plant and equipment	357.8	(2.5)	355.3
Other assets	16.2	0.1	16.3
Identifiable intangible assets:
Customer relationships	840.0	—	840.0
Trademarks	120.0	—	120.0
Other technology	36.5	—	36.5
Total assets acquired	1,962.8	(6.9)	1,955.9
Current liabilities	409.5	3.6	413.1
Long-term debt	70.8	—	70.8
Net deferred tax liability	427.4	9.3	436.7
Noncontrolling interests and other liabilities	30.5	(2.9)	27.6
Total liabilities and noncontrolling interests assumed	938.2	10.0	948.2
Goodwill	1,030.1	16.9	1,047.0
Total aggregate purchase price	2,054.7	—	2,054.7
Future consideration payable to sellers	(86.4)	86.4	—
Total consideration transferred	$1,968.3	$86.4	$2,054.7